Financial Risk Management and Policies	12 Months Ended
Dec. 31, 2024
Financial Risk Management and Policies [Abstract]
Financial Risk Management and Policies
24	Financial Risk Management and Policies

The main risks arising from the Group’s financial instruments are interest rate risk, credit risk, currency risk and liquidity risk. Management reviews and agrees policies for managing each of these risks which are summarized below.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s Bonds are issued at a fixed rate of interest. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s secured loan with floating interest rates.

The following table demonstrates the sensitivity to a reasonably possible change in 3 months EIBOR, with all other variables held constant:

	Increase/ (decrease) of 3 months EIBOR	Effect on profit for the year

2024	+1%	55,459
	-1%	(55,459)

2023	+1%	71,304
	-1%	(71,304)

Currency Risk

The Group does not have any significant exposure to currency risk as most of its assets and liabilities are denominated in USD or AED (UAE Dirham) and AED is pegged to the USD.

Credit Risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk on bank balances and receivables as reflected in the consolidated statement of financial position, with a maximum exposure equal to the carrying amount of these instruments. Credit quality of the customer is assessed as part of contract negotiations. Outstanding trade and other receivables are regularly monitored.

At each reporting date, the Group assesses whether financial assets not carried at fair value through profit or loss are credit impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Liquidity Risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities and obligations as and when they fall due without having to face any losses which may adversely effect the Group’s financial position and reputation.

The Group manages its liquidity risk in relation to financial liabilities to ensure compliance with all covenants.

The table below summarizes the maturity profile of the Group’s financial liabilities at December 31 based on contractual undiscounted payments:

	On demand	Less than 3 months	3 to 12 months	1-5 years	> 5 years	Total
As at December 31, 2024
Borrowings (including accrued interest)	152,358,319	133,695	386,231	1,126,506	Nil	154,004,751
Other payables	135,285,479	Nil	Nil	Nil	Nil	135,285,479
Lease liabilities	Nil	2,605,178	6,578,285	38,832,816	619,298,259	667,314,538
Trade and accounts payables (excluding accrued interest)	Nil	35,046,724	Nil	Nil	Nil	35,046,724
	287,643,798	37,785,597	6,964,516	39,959,322	619,298,259	991,651,492

As at December 31, 2023
Borrowings (including accrued interest)	163,606,250	127,882	373,983	1,550,206	Nil	165,658,321
Other payables	130,000,000	Nil	Nil	Nil	Nil	130,000,000
Lease liabilities	Nil	2,760,377	6,118,649	46,895,151	824,315,184	880,089,361
Trade and accounts payables (excluding accrued interest)	Nil	36,733,961	Nil	Nil	Nil	36,733,961
Derivative warrant liability	Nil	Nil	314,188	Nil	Nil	314,188
	293,606,250	39,622,220	6,806,820	48,445,357	824,315,184	1,212,795,831

Changes In Liabilities Arising From Financing Activities

Below is the movement of liabilities arising from financing activities of the Group for the years ended December 31:

	As at January 1	Cash inflow	Cash outflow	Interest paid	Others*	As at December 31

2024
Borrowings (including accrued interest)	165,402,251	Nil	(14,396,134)	(13,880,392)	16,629,906	153,755,631
Lease liabilities	91,991,314	Nil	(6,370,879)	Nil	8,116,212	93,736,647

2023
Borrowings (including accrued interest)	177,294,288	Nil	(14,396,134)	(15,102,898)	17,606,995	165,402,251
Lease liabilities	90,873,411	Nil	(4,137,362)	Nil	5,255,265	91,991,314

*	The “Others” column mainly represents interest accrued, amortizations and costs associated with the organization of borrowings.

Capital Management

The primary objective of the Group’s capital management is to ensure that it maintains healthy capital ratios in order to support its business and maximize shareholder’s value and to meet its loan covenants.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust future distribution policy to shareholders, issue new shares or shareholders’ contributions.

The Group monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Group includes within net debt, the lease liabilities, borrowings, and accrued interest, less restricted bank balances, cash and cash equivalents. Equity includes share capital, statutory reserve, retained earnings / accumulated losses and shareholders’ accounts.

	2024	2023

Borrowings (including accrued interest)	153,755,631	165,402,251
Lease liabilities	93,736,647	91,991,314
Less: restricted bank balances, cash and cash equivalents	(28,845,746)	(28,414,502)
Net debt	218,646,532	228,979,063

Total equity	61,205,407	56,766,497
Total equity and net debt	279,851,939	285,745,560

Gearing ratio	78%	80%

Adjusted Earnings Before Interest, Tax, Depreciation and Amortisation (Adjusted EBITDA)

Management has presented the performance measure adjusted EBITDA because it monitors this performance measure at a consolidated level and it believes that this measure is relevant to an understanding of the Group’s and the Group’s financial performance. Adjusted EBITDA is calculated by adjusting net profit or loss to exclude the impact of taxation, interests, depreciation, amortisation, impairments, expected credit losses, write-offs, changes in fair values, other non-cash, extraordinary and one-off items.

Adjusted EBITDA is not a defined performance measure in IFRS Accounting Standards. The Group’s definition of adjusted EBITDA may not be comparable with similarly titled performance measures and disclosures by other entities.

Reconciliation of adjusted EBITDA to profit or loss

		2024	2023

Profit / (loss) before tax		4,470,236	(48,328,195)
Adjustments for:
Depreciation of property, plant and equipment	7	12,665,993	12,656,056
Interest on borrowings	9	16,629,906	17,606,995
Interest on BIA	9	5,285,479	Nil
Interest on lease liabilities	9	3,142,114	3,086,680
Sublease costs and legal settlement	8, 9	7,853,049	Nil
Changes in fair value of derivative financial instruments	13	3,349,664	3,653,296
Asset retirement obligation - accretion expense	9	70,291	68,040
Litigation settlement	18	Nil	55,746,035
(Reversal) / provision of expected credit losses of trade accounts receivables	8	(3,162,470)	18,202,132
Write-off of advances to contractor	8, 14	Nil	15,006,262
SEC settlement charges	8	Nil	5,000,000
Write-off of other receivables	8	272,257	Nil
Write-off of trade accounts receivables	8	Nil	927,519
Legal costs		2,932,216	Nil
Other legal and professional costs		2,875,827	Nil
Other income		(1,792,252)	Nil
Change in estimated fair value of derivative warrant liability		(314,188)	(3,931,592)
Adjusted EBITDA		54,278,122	79,693,228